Common Stock and Capital Surplus (Changes in Number of Issued Shares of Common Stock) (Detail) - Common Stock [Member] - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Common Stock and Capital Surplus Disclosure [Line Items]
Balance at beginning of fiscal year	13,900,028,020	14,168,853,820	14,168,853,820
Retirement of shares of common stock	(232,257,500)	(268,825,800)
Balance at end of fiscal year	13,667,770,520	13,900,028,020	14,168,853,820